Related Party Transactions (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2018 GBP (£)
Related Party Transaction
Professional fees	$ 200,000		$ 1,000,000	$ 500,000
Affiliated Entity | Syncona LLP
Related Party Transaction
Related party expense			60,000	56,000	$ 200,000
Due to related party			13,000	3,000
Affiliated Entity | University College London and Related Entities
Related Party Transaction
Due to related party				200,000
Related party transactions				700,000	2,400,000
Affiliated Entity | University College London and Related Entities | License fees
Related Party Transaction
Related party transactions				40,000	1,500,000
Affiliated Entity | Arix Bioscience
Related Party Transaction
Related party expense	0		18,000	20,000	$ 11,000
Due to related party	0		0	2,000
Affiliated Entity | Kapil Dhingra, M.D.
Related Party Transaction
Due to related party	$ 3,000		$ 46,000	$ 32,000
Professional fees | £		£ 10,000
Incremental rate for professional fees | £						£ 1,111